Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions And Amounts Outstanding With Related Parties

For the periods presented, in addition to the guarantees and security provided by related parties for the Group’s bank borrowings in Note (11), the principal related party transactions and amounts outstanding with the related parties are summarized as follows:

	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2014
Purchases of inventories from Best Solar (note a)	1,434	0	0
Sales of PV project to Best Solar (note a)	2,281	0	0
Purchases of low value consumables from JXLXI (note b)	652	1,021	1,246
Purchases of auxiliary from SZSW (note c)	3,056	69	0
Purchases of PV products from Sinoma (note d)	6,220	6,722	8,975
Transfer of equity interest of a subsidiary to Sinoma (note d)	25,455	4,584	0
Sales of PV products to Shunfeng (note e)	0	34,296	25,032
Purchases of PV products from Shunfeng (note e)	0	10,072	33,250
Transfer of equity interest of a subsidiary to Shunfeng (note e)	0	0	3,269
Sales of PV products to HJWY (note f)	0	6,466	91
Sales of PV products and cables to SPI (note g)	0	0	12,977
Waived receivables due from SPI (note g)	0	0	18,364
Payment on behalf of Century (note h)	3,774	0	0
Payment made by HRX China on behalf of the Group (note i)	18,164	0	0
Sales of PV products to HRX China (note i)	0	0	10,169
Purchases of PV products from HRX China (note i)	0	0	1,097
Advances to HRX China (note i)	0	0	29,055
Issuance of convertible promissory notes and warrants to HRX (note j)	0	0	10,000
Loans borrowed from HRX (note j)	0	0	3,000
Sales of PV products to Geermu Hydropower (note k)	951	0	0
Sales of modules to XYSA (note l)	0	0	1,437

(a)	Best Solar Co., Ltd. (“Best Solar”), an exempted company incorporated with limited liability under the laws of the Cayman Islands is wholly owned by LDK New Energy, a shareholder of the Company.

The Group purchased the crystalline modules of US$1,434, US$ nil and US$ nil from Best Solar during the years ended December 31, 2012, 2013 and 2014, respectively.

The Group sold PV projects of US$2,281 to Best Solar during the year ended December 31, 2012.

The outstanding amount, net of provision, due from Best Solar as of December 31, 2013 and 2014 were US$35,083 and US$37,922 respectively. The outstanding amounts due to Best Solar as of December 31, 2013 and 2014 were US$23,349 and US$23,266, respectively.

The Group recognized / (reversed) a provision for doubtful recoveries of receivable from Best Solar of US$ nil, US$7,087 and US$(3,249) during the years ended December 31, 2012, 2013 and 2014, which is included in general and administrative expenses in the Group’s consolidated statements of operations.

(b)	The Group purchased low value consumables from Jiangxi Liuxin Industry Co., Ltd., (“JXLXI”) which is a company controlled by Mr. Peng, amounting to US$652, US$1,021 and US$1,246 during the years ended December 31, 2012, 2013 and 2014, respectively. In 2014, JXLXI settled the Group’s payables due to its suppliers on behalf of the Group, amounting to US$17,164. The outstanding amount due to JXLXI was US$963 and US$18,064 as of December 31, 2013 and 2014, respectively.

(c)	The Group purchased auxiliary materials of US$3,056, US$69 and US$ nil from Saiwen Industry (Suzhou) Co., Ltd., (“SZSW”), a company controlled by Mr. Peng, during the years ended December 31, 2012, 2013 and 2014, respectively. The outstanding amount due to SZSW was US$3,741 and US$ 3,727 as of December 31, 2013 and 2014.

(d)	JXLDK purchased PV products from Jiangxi Sinoma New Solar Materials Co., Ltd. (“Sinoma”), which is an equity method investee of JXLDK, amounting to US$6,220, US$6,722 and US$8,975 during the years ended December 31, 2012, 2013 and 2014, respectively.

In 2012, the Group transferred 100% equity interest of GE ER MU LDK Solar Power Co., Ltd. (“LDK GRM”) to Sinoma for a consideration of US$25,455. The Group and Sinoma agreed to settle the consideration through off-setting the Group’s payable balance due to Sinoma of US$14,110 with the remaining amount of US$11,345 recorded as advance payments for future purchase of crucibles. In 2013, the Group and Sinoma entered into an amendment agreement to reduce the consideration by US$4,584.

The outstanding amount due to Sinoma was US$5,013 and US$1,890 as of December 31, 2013 and 2014 and due from Sinoma was US$2,898 and US$ nil as of December 31, 2013 and 2014.

(e)	Mr. Kin-Ming Cheng, the wholly owner of Fulai, is a major shareholder of Shunfeng Photovoltaic International Limited and its affiliates (“Shunfeng”). Fulai is a major shareholder of the Company.

The Group sold PV products to Shunfeng amounting to US$34,296 and US$25,032 during the years ended December 31, 2013 and 2014, respectively.

The Group purchased PV products from Shunfeng, amounting to US$10,072 and US$33,250 during the years ended December 31, 2013 and 2014 respectively.

In 2014, the Group transferred 100% equity interest of Taojiang LDK PV Technology Co., Ltd. (“LDK TJ”) to Shunfeng for a consideration of US$3,269.

The outstanding amount due to Shunfeng was US$10,827 and US$17,673 as of December 31, 2013 and 2014 and due from Shunfeng was US$14,537 and US$10,642 as of December 31, 2013 and 2014.

(f)	Zhongwei Hanky Weiye Solar Power (“HJWY”) is a wholly owned subsidiary of Hanky Group, which is a major shareholder of HRX China.

The Group sold wafers to HJWY, amounting to US$6,466 and US$91 during the years ended December 31, 2013 and 2014, respectively.

The outstanding amount due from HJWY was US$5,819 and US$2,713 as of December 31, 2013 and 2014, respectively.

(g)	SPI was a former subsidiary of the Group and transactions between the Group and SPI were eliminated in the Group’s consolidated financial statements until SPI was deconsolidated on August 11, 2014 (See Note 20). From August 12, 2014 to December 31, 2014, the Group sold PV products of US$12,977 to SPI.

The Group entered into a settlement agreement with SPI on December 30, 2014. Pursuant to the settlement agreement, the Group agreed to waive and write-off receivables due from SPI of US$18,364 arising from the Group’s sales to SPI prior to January 1, 2014.

The outstanding amount due from SPI was US$16,766 as of December 31, 2014 and due to SPI was US$247 as of December 31, 2014.

(h)	The Group paid US$3,774 for the PV project construction on behalf of Century Solar Jewel Investments S.A. (“Century”), which is an equity method investee of LDK Europe during the year ended December 31, 2012. The outstanding amount due from Century was US$ nil and US$ nil as of December 31, 2013 and 2014, respectively.

The Group recognized a provision for doubtful recoveries of receivable from Century of US$ nil, US$4,126 and US$ nil during the years ended December 31, 2012, 2013 and 2014, respectively, which is included in general and administrative expenses in the Group’s consolidated statements of operations.

(i)	Heng Rui Xin Energy Co., Ltd. (“HRX China”), a PRC company, is a shareholder of the Company.

HRX China paid US$18,164, US$ nil and US$ nil for the miscellaneous expense on behalf of the Group during the years ended December 31, 2012, 2013 and 2014, respectively. The Group sold PV products to HRX China amounting to US$ 10,169 during the year ended December 31, 2014.

The Group purchased PV products from HRX China amounting to US$1,097 during the year ended December 31, 2014.

In accordance with the Working Capital Facility Agreement, certain of the Group’s onshore subsidiaries have deposited with HRX China the loan proceeds drawn down from the Working Capital Facility Agreement as well as the collection of their trade accounts receivable. In addition, the trade accounts payable and operating expenses of these onshore subsidiaries are also settled by HRX China using these deposits. The Group made deposits to HRX China, net of payments made by HRX China on behalf of the Group, amounting to US$32,055 during the year ended December 31, 2014. The outstanding deposit balance of US$24,635 as of December 31, 2014 was fully settled (on a rolling basis) by February 28, 2015.

The outstanding amount due to HRX China was US$13,989 and US$ nil, and due from HRX China was US$726 and US$27,910 as of December 31, 2013 and 2014, respectively.

(j)	On December 17, 2014, the Company issued US$10,000 in aggregate principal amount of convertible promissory notes due April 2020 and 6,600,000 warrants to Heng Rui Xin Energy (HK) Co., Limited (“HRX”), a shareholder of the Company, for proceeds of US$10,000.

The Group obtained a loan of US$3,000 from HRX during the year ended December 31, 2014.

The outstanding amount due to HRX was US$ nil and US$ 3,000 as of December 31, 2013 and 2014, respectively.

(k)	The Group sold PV products of US$951, US$ nil and US$ nil to Geermu Hydropower, which is an equity method investee of LDK Solar Power Technology (Xinyu) Engineering Co., Ltd., during the years ended December 31, 2012, 2013 and 2014, respectively. The outstanding amount due from Geermu Hydropower was US$ nil and US$ nil as of December 31, 2013 and 2014, respectively.

(l)	The Group sold PV products of US$1,437 to Xinyu State-owned Assets Management Co., Ltd. (“XYSA”), a shareholder of HRX China during the year ended December 31, 2014. The outstanding amount due from XYSA was US$ 1,373 as of December 31, 2014 and due to XYSA was US$ 769 as of December 31, 2014.